Consolidated Statements of Comprehensive Loss (Parenthetical)		1 Months Ended
	Oct. 04, 2023	Oct. 31, 2023
Equity [Abstract]
Stockholders' Equity, Reverse Stock Split	one for seven reverse stock split	one